Disclosure of detailed information about expiration of non capital losses for income tax (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 1	$ 24
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 2	2,531
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 3	2,555
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 4	3,606
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 5	3,374
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 6	6,980
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 7	4,674
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 8	253
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 9	4,927
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 10	3,780
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 11	3,266
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 12	7,046
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 13	2,068
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 14	2,775
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 15	4,843
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 16	2,408
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 17	2,794
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 18	5,202
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 19	4,372
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 20	7,606
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 21	11,978
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 22	2,167
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 23	16,215
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 24	18,382
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 25	3,966
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 26	12,665
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 27	16,631
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 28	2,292
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 29	543
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 30	2,835
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 31	1,815
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 32	1,639
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 33	3,454
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 34	1,948
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 35	72
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 36	2,020
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 37	33,120
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 38	53,733
Income Taxes Disclosure Of Detailed Information About Expiration Of Non Capital Losses For Income Tax 39	$ 86,853